COMMITMENTS AND CONTINGENCIES (Details Textual) In Thousands, unless otherwise specified	1 Months Ended
	Jun. 30, 2011 USD ($)	Jun. 30, 2011 ILS	Aug. 31, 2009 USD ($)	Aug. 31, 2009 ILS
Loss Contingency, Damages Sought, Value	$ 63,755	238,000	$ 13,930	52,000